UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 15, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total: $207,997

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1694	30725	SH		SOLE			30725
Accenture Ltd		CL A		G1150G111	1665	47347	SH		SOLE			47347
Accuray Inc.		COM		004397105	1629	208566	SH		SOLE			208566
Adobe Sys Inc.		COM		00724F101	5706	160322	SH		SOLE			160322
Aegon NV		COM		007924103	189	12909	SH		SOLE			12909
Allied Irish Banks     	ADR		019228402	456	10569	SH		SOLE			10569
Amer Intl Group Inc	COM		026874107	6277	145143	SH		SOLE			145143
Axa SA Each Repstg	ADR		054536107	3698	102401	SH		SOLE			102401
Bank Hawaii		COM		062540109	4806	96964	SH		SOLE			96964
Bank Montreal Que	COM		063671101	717	15998	SH		SOLE			15998
BHP Billiton LTD	ADR		088606108	3134	47591	SH		SOLE			47591
Capitalsource Inc.	COM		14055X102	5807	600480	SH		SOLE			600480
Caterpillar		COM		149123101	4725	60356	SH		SOLE			60356
China Mobile Hong 	ADR		16941M109	3015	40198	SH		SOLE			40198
Cisco Sys Inc		COM		17275R102	4278	177564	SH		SOLE			177564
Ctrip.Com Intl Ltd	ADR		22943F100	4804	90616	SH		SOLE			90616
Ecolab Inc		COM		278865100	1279	29446	SH		SOLE			29446
Emerson Electric Co	COM		291011104	1499	29133	SH		SOLE			29133
Encana Corp		COM		292505104	6618	87369	SH		SOLE			87369
Express Scripts Inc	COM		302182100	262	4078	SH		SOLE			4078
First Horizon 		COM		320517105	181	12904	SH		SOLE			12904
First Solar Inc.	COM		336433107	7750	33529	SH		SOLE			33529
Focus Media Holding	ADR		34415V109	5005	142394	SH		SOLE			142394
General Dynamics	COM		369550108	5202	62400	SH		SOLE			62400
Gilead Sciences Inc	COM		375558103	6457	125312	SH		SOLE			125312
Goldcorp Inc New	COM		380956409	9231	238211	SH		SOLE			238211
Goldman Sachs Group	COM		38141G104	4461	26972	SH		SOLE			26972
Huaneng Power		ADR		443304100	238	7805	SH		SOLE			7805
Icon Pub LTD Co		ADR		45103T107	4650	71655	SH		SOLE			71655
Illinois Tool Wks 	COM		452308109	1415	29329	SH		SOLE			29329
Infosys Technologie	ADR		456788108	332	9285	SH		SOLE			9285
Intuitive Surgical 	COM		46120E602	9096	28044	SH		SOLE			28044
JA Solar Holdings	ADR		466090107	396	21293	SH		SOLE			21293
Kookmin BK New Spon	ADR		50049M109	5298	94521	SH		SOLE			94521
Logitech Intl		SHS		H50430232	4032	158491	SH		SOLE			158491
Maxim Integrated Pr	COM		57772K101	5154	252775	SH		SOLE			252775
MEMC Electr Matls	COM		552715104	3149	44414	SH		SOLE			44414
NII Holdings Inc	CL B		62913F201	7620	239789	SH		SOLE			239789
Nokia Corp ADR		ADR		654902204	3830	120320	SH		SOLE			120320
Nomura Hldgs Inc Sp	ADR		65535H208	2364	157256	SH		SOLE			157256
Nutri Sys Inc New      	COM		67069D108	2905	192797	SH		SOLE			192797
Oil Sts Intl Inc        COM		678026105	1891	42203	SH		SOLE			42203
Omniture		COM		68212S109	6226	268234	SH		SOLE			268234
Qualcomm Inc		COM		747525103	5213	127157	SH		SOLE			127157
Quality Sys Inc		COM		747582104	5543	185578	SH		SOLE			185578
Research in Motion	COM		760975102	7241	64522	SH		SOLE			64522
Rio Tinto Plc		ADR		767204100	371	900	SH		SOLE			900
Sasol LTD		ADR		803866300	215	4451	SH		SOLE			4451
SK Telcom Co LTD 	COM		78440P108	3263	151005	SH		SOLE			151005
Smith & Nephew Plc	ADR		83175M205	3514	53248	SH		SOLE			53248
Stryker Corp		COM		863667101	1558	23958	SH		SOLE			23958
Sysco Corp		COM		871829107	5367	184951	SH		SOLE			184951
Theratechnologies	COM		88338H100	11344	1625262	SH		SOLE			1625262
Thornburg Mtg Inc	COM		885218107	200	165273	SH		SOLE			165273
US Bancorp		COM		902973304	5027	155361	SH		SOLE			155361



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